Share-Based Payments - Schedule of Vesting Period of Relevant Percentage of Options (Details) - Share Option Agreement	12 Months Ended
Dec. 31, 2020
Vesting Period After 6 Months Since Listing Date
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of cap of options exercisable	1.00%
Vesting Period After 12 Months Since Listing Date
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of cap of options exercisable	2.00%
Vesting Period After 18 Months Since Listing Date
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of cap of options exercisable	2.50%
Vesting Period After 24 Months Since Listing Date
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Percentage of cap of options exercisable	3.00%